Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

(in thousands)	Level	September 30, 2023	December 31, 2022
Assets:
Investment, related party	1	$3,341	$10,548
Liabilities:
Contingent Consideration	3	$2,500	$2,400
Warrant liability – 2022 Purchase Warrants	3	$366	$1,129
Warrant liability - 2022 Inducement Warrants	3	$476	$1,714

Investment, related party

As of September 30, 2023 and December 31, 2022, the Company has an investment in 5,745,678 and 6,446,946, respectively of common shares of Biofrontera AG, a company traded on the Frankfurt Stock Exchange and a significant shareholder of Biofrontera. The fair value of this investment was determined with Level 1 inputs through references to quoted market prices. See Note 6. Investment Related Party and Note 13. Related Party Transactions.

Contingent Consideration

Contingent consideration, which relates to the estimated profits from the sale of Cutanea products to be shared equally with Maruho, is reflected at fair value within acquisition contract liabilities, net on the consolidated balance sheets. The fair value is based on significant inputs not observable in the market, which represent a Level 3 measurement within the fair value hierarchy. The valuation of the contingent consideration utilizes a scenario-based method under which a set of payoffs are calculated using the term of the earnout, projections, and an appropriate metric risk premium. These payoffs are then discounted back from the payment date to the valuation date using a payment discount rate. The scenario-based method incorporates the following key assumptions: (i) the forecasted product profit amounts, (ii) the remaining contractual term, (iii) a metric risk premium, and (iv) a payment discount rate. The Company re-measures contingent consideration and re-assesses the underlying assumptions and estimates at each reporting period.

The following table provides a roll forward of the fair value of the contingent consideration:

(in thousands)
Balance at December 31, 2022	$2,400
Change in fair value of contingent consideration	100
Balance at September 30, 2023	$2,500

Balance at December 31, 2021	$6,200
Change in fair value of contingent consideration	(4,100)
Balance at September 30, 2022	$2,100

Warrant Liabilities

The warrant liabilities are comprised of (i) currently outstanding warrants to purchase 170,950 shares of Common Stock originally issued in a private placement on May 16, 2022, expiring five and one-half years after the issue date and with an exercise price of $55.40 per share (the “Purchase Warrants”), and (ii) a warrant to purchase 214,286 shares of Common Stock issued on July 26, 2022, expiring on December 1, 2026 with an exercise price of $33.20 per share (the “Inducement Warrants”) and were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the consolidated statements of operations.

The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the Purchase Warrants and Inducement Warrants which is considered a Level 3 fair value measurement. Certain inputs utilized in our Black-Scholes pricing model may fluctuate in future periods based upon factors which are outside of the Company’s control. A significant change in one or more of these inputs used in the calculation of fair value may cause a significant change to the fair value of our warrant liabilities which could also result in material non-cash gain or loss being reported in our consolidated statements of operations.

The fair value for the Level 3 warrants at September 30, 2023 was estimated using a Black-Scholes pricing model based on the following assumptions:

	Purchase	Inducement
Stock price	$8.77	$8.77
Expiration term (in years)	4.13	3.17
Volatility	80.0%	80.0%
Risk-free Rate	4.63%	4.73%
Dividend yield	0.0%	0.0%

The fair value for the Level 3 warrants at December 31, 2022 was estimated using a Black-Scholes pricing model based on the following assumptions:

	Purchase	Inducement
Stock price	$18.40	$18.40
Expiration term (in years)	4.88	3.92
Volatility	70.0%	75. %
Risk-free Rate	3.96%	4.07%
Dividend yield	0.0%	0.0%

The following table presents the changes in the Level 3 warrant liabilities measured at fair value (in thousands):

	Nine Months Ended September 30,
	2023	2022
Fair value at beginning of period	$2,843	$12,854
Issuance of new warrants	-	13,217
Exercise of warrants	-	(6,840)
Change in fair value of warrant liabilities	(2,001)	(15,267)
Fair value at end of period	$842	$3,964

4. Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

(in thousands)	Level	December 31, 2022	December 31, 2021

Assets:
Investment, related party	1	$10,548	$-
Liabilities:
Contingent Consideration	3	$2,400	$6,200
Warrant liability – 2021 Purchase Warrants	3	$-	$12,854
Warrant liability - 2022 Purchase Warrants	3	$1,129	$-
Warrant liability – 2022 Inducement Warrants	3	$1,714	$-

Investment, related party

As of December 31, 2022, the Company had investments in common stock of Biofrontera AG, a significant shareholder. The fair value of these investments was determined with Level 1 inputs through references to quoted market prices. See Notes 6 and 17.

Contingent Consideration

Contingent consideration, which relates to the estimated profits from the sale of Cutanea products to be shared equally with Maruho, is reflected at fair value within acquisition contract liabilities, net on the consolidated balance sheets. The fair value is based on significant inputs not observable in the market, which represent a Level 3 measurement within the fair value hierarchy. The valuation of the contingent consideration utilizes a scenario-based method under which a set of payoffs are calculated using the term of the earnout, projections, and an appropriate metric risk premium. These payoffs are then discounted back from the payment date to the valuation date using a payment discount rate. Finally, the discounted payments are summed together to arrive at the value of the contingent consideration. The scenario-based method incorporates the following key assumptions: (i) the forecasted product profit amounts, (ii) the remaining contractual term, (iii) a metric risk premium, and (iv) a payment discount rate. The Company re-measures contingent consideration and re-assesses the underlying assumptions and estimates at each reporting period.

The following table provides a roll forward of the fair value of the contingent consideration:

(in thousands)
Balance at December 31, 2020	$7,602
Change in fair value of contingent consideration	(1,402)
Balance at December 31, 2021	$6,200
Change in fair value of contingent consideration	(3,800)
Balance at December 31, 2022	$2,400

The decrease in fair value of the contingent consideration in the amount of $(3.8) million and $(1.4) million during the years ended December 31, 2022 and 2021 was recorded in operating expenses in the statements of operations.

Warrant Liabilities

The Purchase and Inducement Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the consolidated statement of operations.

Given the nominal strike price of $0.001, the fair value of the Pre-funded Warrant was deemed to be equal to the market price of the underlying common stock at issuance and at each reporting period and is considered a level 2 liability. The Pre-funded Warrant was issued and exercised within the same year and therefore is not reflected in the ending balance.

The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the Purchase and Inducement Warrants which is considered a Level 3 fair value measurement. Certain inputs utilized in our Black-Scholes pricing model may fluctuate in future periods based upon factors which are outside of the Company’s control. A significant change in one or more of these inputs used in the calculation of the fair value may cause a significant change to the fair value of our warrant liabilities which could also result in material non-cash gain or loss being reported in our consolidated statement of operations.

The fair value at issuance was estimated using a Black-Scholes pricing model based on the following assumptions at December 1, 2021 for the 2021 Purchase Warrants, May 16, 2022 for the Purchase Warrants and July 26, 2022 for the Inducement Warrants:

	2021 Purchase	Purchase	Inducement
Stock price	$86.60	$52.40	$32.80
Expiration term (in years)	5	5.50	4.34
Volatility	60.0%	65.0%	70.0%
Risk-free Rate	1.15%	2.83%	2.84%
Dividend yield	0.0%	0.0%	0.0%

The fair value was estimated using Black-Scholes pricing model based on the following assumptions as of December 31, 2021:

2021 Purchase
Stock price	$150.40
Expiration term (in years)	4.92
Volatility	60.0%
Risk-free Rate	1.25%
Dividend yield	0.0%

The fair value was estimated using Black-Scholes pricing model based on the following assumptions as of December 31, 2022 (outstanding warrants were all issued during 2022):

	Purchase	Inducement
Stock price	$18.40	$18.40
Expiration term (in years)	4.88	3.92
Volatility	70%	75%
Risk-free Rate	3.96%	4.07%
Dividend yield	0.0%	0.0%

The following table presents the changes in the warrant liabilities measured at fair value (in thousands):

	December 31, 2022	December 31, 2021
Fair value at beginning of year	$12,854	$-
Issuance of new warrants	13,217	12,261
Exercise of warrants	(6,840)	(12,208)
Change in fair value of warrant liability	(19,017)	12,801
Warrant inducement expense	2,629	-
Fair value at end of year	$2,843	12,854